Redeemable Non-Controlling Interests - Schedule of Redeemable Non-Controlling Interests Activity (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Schedule of Redeemable Non-Controlling Interests Activity [Abstract]
Beginning balance	¥ 7,963		¥ 7,197	¥ 6,522
Accretion of redeemable non-controlling interests	841		766	675
Ending balance	¥ 8,804	$ 1,213	¥ 7,963	¥ 7,197